Summary of significant accounting policies (Accounts Payable and Supply Concentrations) (Details) - vendor	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Supplier Concentration Risk
Concentration Risk [Line Items]
Number of Major Vendors	1	1